Segment Reporting - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended					3 Months Ended
	Oct. 31, 2012 Segment	Oct. 31, 2012 Customer Concentration Risk	Oct. 31, 2011 Customer Concentration Risk	Oct. 31, 2010 Customer Concentration Risk	Oct. 31, 2012 Parts Facility	Oct. 31, 2011 Financial Services Operations
Segment Reporting Information [Line Items]
Number Of Segments	4
Number Of Regional Parts Distribution Centers					11
Financing fees and revenues reimbursement						$ 11
Concentration Risk, Percentage		10.00%	13.00%	15.00%